Expenses by nature (Footnotes) (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Depreciation of POS	R$ 831,366	R$ 773,048	R$ 695,685
LTIP amortizations	66,718	57,812	46,356
Assets amortizations of acquired companies	R$ 19,686	R$ 21,633	R$ 19,778